Segment Information (Tables)	9 Months Ended
Sep. 30, 2011
Distribution of Net Revenue by Geographical Area
a)  The distribution of net revenue by geographical area was as follows:

	Three Months Ended		Nine Months Ended
	September 30,	September 30,	September 30,	September 30,
	2011	2010	2011	2010
	(in thousands)		(in thousands)
Ireland	$13,872	$28,118	$67,305	$90,996
Rest of Europe	91,696	72,897	258,641	213,747
U.S.	103,992	100,038	290,382	294,369
Other	31,212	24,042	86,786	68,846
Total	$240,772	$225,095	$703,114	$667,958

* All sales shown for Ireland are export sales.

Distribution of Net Revenue by Business Segment
b)  The distribution of net revenue by business segment was as follows:

	Three Months Ended		Nine Months Ended
	September 30,	September 30,	September 30,	September 30,
	2011	2010	2011	2010
	(in thousands)		(in thousands)
Clinical research	$221,226	$210,191	$650,233	$621,200
Central laboratory	19,546	14,904	52,881	46,758
Total	$240,772	$225,095	$703,114	$667,958

Distribution of Income from Operations by Geographical Area
c)  The distribution of income from operations by geographical area was as follows:

	Three Months Ended
	September 30,	September 30,	September 30,	September 30,
	2011	2011	2011	2010
	Excluding Restructuring Charges	Restructuring Charges	Including Restructuring Charges
	(in thousands)
Ireland	$(17,389)	$(1,479)	$(18,868)	$4,410
Rest of Europe	7,535	(1,197)	6,338	4,987
U.S.	8,730	(2,139)	6,591	6,569
Other	2,257	-	2,257	1,659
Total	$1,133	$(4,815)	$(3,682)	$17,625

	Nine Months Ended
	September 30,	September 30,	September 30,	September 30,
	2011	2011	2011	2010
	Excluding Restructuring Charges	Restructuring Charges	Including Restructuring Charges
	(in thousands)
Ireland	$(19,186)	$(1,564)	$(20,750)	$27,469
Rest of Europe	24,376	(3,000)	21,376	17,919
U.S.	21,621	(5,253)	16,368	20,001
Other	5,799	-	5,799	4,692
Total	$32,610	$(9,817)	$22,793	$70,081

Distribution of income From Operations by Business Segment
d) The distribution of income from operations by business segment was as follows:

	Three Months Ended
	September 30,	September 30,	September 30,	September 30,
	2011	2011	2011	2010
	Excluding Restructuring Charges	Restructuring Charges	Including Restructuring Charges
	(in thousands)
Clinical research	$1,007	$(4,815)	$(3,808)	$25,218
Central laboratory	126	-	126	(7,593)
Total	$1,133	$(4,815)	$(3,682)	$17,625

	Nine Months Ended
	September 30,	September 30,	September 30,	September 30,
	2011	2011	2011	2010
	Excluding Restructuring Charges	Restructuring Charges	Including Restructuring Charges
	(in thousands)
Clinical research	$34,623	$(8,272)	$26,351	$78,748
Central laboratory	(2,013)	(1,545)	(3,558)	(8,667)
Total	$32,610	$(9,817)	$22,793	$70,081

Distribution of Property, Plant and Equipment, Net, by Geographical Area
e) The distribution of property, plant and equipment, net, by geographical area was as follows:

	September 30,	December 31,
	2011	2010
	(in thousands)
Ireland	$113,394	$109,919
Rest of Europe	17,267	16,675
U.S.	32,634	33,855
Other	8,908	10,412
Total	$172,203	$170,861

Distribution of Property, Plant and Equipment, Net, by Business Segment
f) The distribution of property, plant and equipment, net, by business segment was as follows:

	September 30,	December 31,
	2011	2010
	(in thousands)
Clinical research	$152,613	$149,755
Central laboratory	19,590	21,106
Total	$172,203	$170,861

Distribution of Depreciation and Amortization by Geographical Area
g) The distribution of depreciation and amortization by geographical area was as follows:

	Three Months Ended		Nine Months Ended
	September 30,	September 30,	September 30,	September 30,
	2011	2010	2011	2010
	(in thousands)		(in thousands)
Ireland	$3,628	$2,470	$9,810	$7,447
Rest of Europe	2,121	1,336	5,557	4,195
U.S.	2,995	3,166	9,463	10,381
Other	923	1,030	3,139	2,982
Total	$9,667	$8,002	$27,969	$25,005

Distribution of Depreciation and Amortization by Business Segment
h) The distribution of depreciation and amortization by business segment was as follows:

	Three Months Ended		Nine Months Ended
	September 30,	September 30,	September 30,	September 30,
	2011	2010	2011	2010
	(in thousands)		(in thousands)
Clinical research	$8,496	$6,805	$24,193	$21,330
Central laboratory	1,171	1,197	3,776	3,675
Total	$9,667	$8,002	$27,969	$25,005

Distribution of Total Assets by Geographical Area
i) The distribution of total assets by geographical area was as follows:

	September 30,	December 31,
	2011	2010
	(in thousands)
Ireland	$384,688	$418,098
Rest of Europe	237,738	173,668
U.S.	388,274	329,971
Other	34,955	27,801
Total	$1,045,655	$949,538

Distribution of Total Assets by Business Segment
 j) The distribution of total assets by business segment was as follows:

	September 30,	December 31,
	2011	2010
	(in thousands)
Clinical research	$992,578	$889,534
Central laboratory	53,077	60,004
Total	$1,045,655	$949,538

Clients Representing Company's Net Revenue
k) The following table sets forth the clients which represented 10% or more of the Company’s net revenue in each of the periods set out below:

	Three Months Ended		Nine Months Ended
	September 30,	September 30,	September 30,	September 30,
	2011	2010	2011	2010
Client A	14.6%	*	13.7%	*

* Net revenue did not exceed 10%